CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Net income (loss) from continuing operations	$ (2,442)	$ 10,897	$ 13,066
OPERATING ACTIVITIES
Depreciation and amortization	5,345	4,167	3,011
Goodwill and Intangible Asset Impairment	4,953	0	0
Net gain on investments, acquisitions and dispositions	(920)	(4,733)	(560)
Deferred income taxes	(392)	117	(1,573)
Equity in the (income) loss of investees	(651)	103	102
Cash distributions received from equity investees	774	754	775
Net change in produced and licensed content costs and advances	397	(542)	(523)
Net change in operating lease right of use assets / liabilities	31	0	0
Equity-based compensation	525	711	393
Other	641	154	441
Changes in operating assets and liabilities, net of business acquisitions:
Receivables	1,943	55	(720)
Inventories	14	(223)	(17)
Other assets	(157)	932	(927)
Accounts payable and other liabilities	(2,293)	191	235
Income taxes	(152)	(6,599)	592
Cash provided by operations - continuing operations	7,616	5,984	14,295
INVESTING ACTIVITIES
Investments in parks, resorts and other property	(4,022)	(4,876)	(4,465)
Acquisitions	0	(9,901)	(1,581)
Other	172	(319)	710
Cash used in investing activities - continuing operations	(3,850)	(15,096)	(5,336)
FINANCING ACTIVITIES
Commercial paper borrowings (payments), net	(3,354)	4,318	(1,768)
Borrowings	18,120	38,240	1,056
Reduction of borrowings	(3,533)	(38,881)	(1,871)
Dividends	(1,587)	(2,895)	(2,515)
Repurchases of common stock	0	0	(3,577)
Proceeds from exercise of stock options	305	318	210
Contributions from/sales of noncontrolling interests	94	737	399
Acquisitions of noncontrolling and redeemable noncontrolling interests	0	(1,430)	0
Other	(1,565)	(871)	(777)
Cash used in financing activities - continuing operations	8,480	(464)	(8,843)
CASH FLOWS FROM DISCONTINUED OPERATIONS
Cash Provided by Operating Activities, Discontinued Operations	2	622	0
Cash Provided by Investing Activities, Discontinued Operations	213	10,978	0
Cash Used in Financing Activities, Discontinued Operations	0	(626)	0
Cash provided by discontinued operations	215	10,974	0
Impact of exchange rates on cash, cash equivalents and restricted cash	38	(98)	(25)
Change in Cash, Cash Equivalents and Restricted Cash	12,499	1,300	91
Cash, cash equivalents and restricted cash, beginning of year	5,455	4,155	4,064
Cash, cash equivalents and restricted cash, end of year	17,954	5,455	4,155
Supplemental disclosure of cash flow information:
Interest Paid	1,559	1,142	631
Income taxes paid	$ 738	$ 9,259	$ 2,503